Segment Reporting - Summary of Reconciliation of Segment Adjusted EBITDA To Consolidated Net Income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Segment Adjusted EBITDA To Consolidated Net Income [Abstract]
EL Segment Adjusted EBITDA		$ 259.0	$ 241.6	$ 227.2
GMF Segment Adjusted EBITDA		104.9	138.5	146.5
Gain on disposal of fixed assets			6.1
Non-cash adjustments		(250.7)	10.2	(16.9)
Foreign exchange loss		(14.8)	2.4	0.2
Restructuring	[1]	(2.5)	(13.4)	(14.8)
Eliminated product categories				0.1
Transaction related costs		(7.6)	(7.1)	(16.4)
Management fee		(2.7)	(2.4)	(2.2)
COVID-19 adjustment		(2.2)
Interest expense, net		(142.0)	(148.1)	(133.3)
Income tax expense	[1]	(64.3)	(54.8)	(52.4)
Depreciation and amortization (excluding impairment charges)		(166.4)	(165.4)	(161.7)
Consolidated net income (loss)	[1]	$ (289.4)	$ 7.6	$ (23.7)

[1]	The notes are an integral part of these consolidated financial statements.